Securities (Securities with Unrealized Losses, Presented by Length of Time Securities Have Been in Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 321,318	$ 39,227	$ 40,150
Less than 12 Months Unrealized Loss	(10,144)	(195)	(92)
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	321,318	39,227	40,150
Total Unrealized Loss	(10,144)	(195)	(92)
U.S. Treasury and Agency Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	19,082	19,862	0
Less than 12 Months Unrealized Loss	(918)	(138)	0
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	19,082	19,862	0
Total Unrealized Loss	(918)	(138)	0
Corporate Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value			0
Less than 12 Months Unrealized Loss			0
12 Months or More Fair Value			0
12 Months or More Unrealized Loss			0
Total Fair Value			0
Total Unrealized Loss			0
Obligations of State and Political Subdivisions [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	15,329	1,042	203
Less than 12 Months Unrealized Loss	(530)	(12)	(2)
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	15,329	1,042	203
Total Unrealized Loss	(530)	(12)	(2)
Mortgage-backed Securities - Residential [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	286,907	18,323	39,947
Less than 12 Months Unrealized Loss	(8,696)	(45)	(90)
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	286,907	18,323	39,947
Total Unrealized Loss	(8,696)	(45)	(90)
Equity Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0	0
Less than 12 Months Unrealized Loss	0	0	0
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	0	0	0
Total Unrealized Loss	$ 0	$ 0	$ 0